Discontinued Operations Sold (Details) - Schedule of Recognized in Discontinued Operations in the Statement of Profit or Loss - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Poland [Member]
Schedule of Recognized in Discontinued Operations in the Statement of Profit or Loss [Line Items]
Revenues	$ 106	$ 1,105	$ 7,593	$ 10,709
Operating Expenses
Cost of revenues	(101)	(936)
Depreciation, amortization, and accretion	(123)	(609)	(2,563)	(2,482)
Gain (Loss) on disposal of asset	3,484
Total operating expenses	3,260	(1,545)	(6,461)	(6,586)
Income/(loss) from discontinued operations	3,366	(440)	1,132	4,123
Other income/(expense):
Interest expense	(688)	(1,224)	(11,766)
Total other expenses	(688)	(1,224)	(5,650)	(3,893)
Income/(Loss) before provision for income taxes	2,678	(1,664)
Net income/(loss) from discontinued operations	2,678	(1,664)	(16,441)	200
Impact of discontinued operations on EPS
Net income/(loss) attributable to common stockholders, basic	2,678	(1,664)	(16,441)	179
Net income/(loss) attributable to common stockholders, diluted	$ 2,678	$ (1,664)	$ (16,441)	$ 179
Net income/(loss) per share attributable to common stockholders, basic (in Dollars per share)	$ 0.04	$ (0.03)	$ (0.28)	$ 0
Net income/(loss) per share attributable to common stockholders, diluted (in Dollars per share)	$ 0.04	$ (0.03)	$ 0	$ 0
Weighted-average common stock outstanding, basic (in Shares)	65,077,094	57,500,000	57,862,598	57,500,000
Weighted-average common stock outstanding, diluted (in Shares)	65,077,094	57,500,000	57,862,598	57,500,000
Netherlands [Member]
Schedule of Recognized in Discontinued Operations in the Statement of Profit or Loss [Line Items]
Revenues	$ 16	$ 202	$ 2,840	$ 1,596
Operating Expenses
Cost of revenues	(115)	(61)
Depreciation, amortization, and accretion	(57)	(126)	(400)	(500)
Gain (Loss) on disposal of asset	(1,334)
Total operating expenses	(1,506)	(187)	(857)	(868)
Income/(loss) from discontinued operations	(1,490)	15	1,983	728
Other income/(expense):
Interest expense	(113)	(248)
Total other expenses	(113)	(248)	(1,131)	(787)
Income/(Loss) before provision for income taxes	(1,603)	(233)
Net income/(loss) from discontinued operations	(1,603)	(233)	790	(59)
Impact of discontinued operations on EPS
Net income/(loss) attributable to common stockholders, basic	(1,603)	(233)	629	(59)
Net income/(loss) attributable to common stockholders, diluted	$ (1,603)	$ (233)	$ 629	$ (59)
Net income/(loss) per share attributable to common stockholders, basic (in Dollars per share)	$ (0.02)	$ 0	$ 0.01	$ 0
Net income/(loss) per share attributable to common stockholders, diluted (in Dollars per share)	$ (0.02)	$ 0	$ 0.01	$ 0
Weighted-average common stock outstanding, basic (in Shares)	65,077,094	57,500,000	57,862,598	57,500,000
Weighted-average common stock outstanding, diluted (in Shares)	65,077,094	57,500,000	57,862,598	57,500,000